Accounts Payable and Accrued Expenses (Details) (USD $) In Millions, unless otherwise specified	Aug. 29, 2013	Aug. 30, 2012
Accounts payable	$ 1,048	$ 818
Related party payables	374	130
Salaries, wages and benefits	267	290
Customer advances	140	141
Income and other taxes	47	25
Other	239	237
Total accounts payable and accrued expenses	2,115	1,641
Other Liabilities, Noncurrent [Abstract]
Other noncurrent liabilities	535	630
Foreign Currency Hedges [Member]
Other		51
Intel [Member]
Customer advances	134	139
Other	8	14
Intel [Member] | Customer advances [Member]
Other Liabilities, Noncurrent [Abstract]
Other noncurrent liabilities		120
Inotera [Member]
Related party payables	345	130
Tera Probe [Member]
Related party payables	$ 29